Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Summary of Actuarial Assumptions
Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

Mexico	December 31, 2023	December 31, 2022	December 31, 2021
Financial:
Discount rate used to calculate the defined benefit obligation	10.20%	9.90%	8.00%
Salary increase	4.75%	4.75%	4.50%
Future pension increases	3.75%	3.75%	3.50%
Healthcare cost increase rate	6.00%	6.00%	5.10%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS 97	IMSS‑97	IMSS 97
Normal retirement age	60 years	60 years	60 years
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007

Measurement date December:
(1)EMSSA. Mexican Experience of social security.
(2)IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)BMAR. Actuary experience.

Summary of Defined Benefit Plan Expected Future Benefit Payments
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans		Seniority Premiums		Post-Retirement Medical Services		Total
2024	Ps.	701	Ps.	359	Ps.	18	Ps.	1,078
2025		400		262		19		681
2026		402		242		20		664
2027		544		234		22		800
2028		549		226		24		799
2029 to 2033		3,888		1,157		155		5,200

Summary of Balances of the Liabilities for Employee Benefits

	December 31, 2023		December 31, 2022
Pension and Retirement Plans:
Defined benefit obligation	Ps.	15,560	Ps.	15,113
Pension plan assets at fair value		(14,061)		(14,324)
Effect due to asset ceiling		3,098		3,851
Discontinued operations		(195)		—
Net defined benefit liability	Ps.	4,402	Ps.	4,640
Seniority Premiums:
Defined benefit obligation	Ps.	2,416	Ps.	2,068
Seniority premium plan assets at fair value		(123)		(128)
Discontinued operations		(235)		—
Net defined benefit liability	Ps.	2,058	Ps.	1,940
Postretirement Medical Services:
Defined benefit obligation	Ps.	604	Ps.	556
Medical services plan assets at fair value		(95)		(88)
Discontinued operations		(49)		—
Net defined benefit liability	Ps.	460	Ps.	468
Total Employee Benefits	Ps.	6,920	Ps.	7,048

Summary of Trust Assets
Plan assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	2023	2022
Fixed return:
Traded securities	4%	2%
Bank instruments	16%	13%
Federal government instruments of the respective countries	47%	52%
Variable return:
Publicly traded shares	33%	33%
	100%	100%

Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund
In Mexico, the amounts and types of securities in related parties included in the portfolio fund are as follows:

	December 31, 2023		December 31, 2022
Debt:
BBVA Bancomer, S.A de C.V.	Ps.	46	Ps.	9
Grupo Industrial Bimbo, S.A.B. de C. V.		18		5

Equity:
Grupo Industrial Bimbo, S.A.B. de C. V.		1		—

Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

	Consolidated Income Statement								AOCI (1)
December 31, 2023	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	489	Ps.	288	Ps.	(243)	Ps.	367	Ps.	1,311
Seniority premiums		345		21		(21)		178		117
Postretirement medical services		32		13		(14)		45		(29)
Total	Ps.	866	Ps.	322	Ps.	(278)	Ps.	590	Ps.	1,399
December 31, 2022
Pension and retirement plans	Ps.	534	Ps.	189	Ps.	(220)	Ps.	313	Ps.	1,686
Seniority premiums		328		21		(27)		150		38
Postretirement medical services		32		26		(29)		45		(35)
Total	Ps.	894	Ps.	236	Ps.	(276)	Ps.	508	Ps.	1,689
December 31, 2021
Pension and retirement plans	Ps.	390	Ps.	39	Ps.	(55)	Ps.	319	Ps.	1,757
Seniority premiums		290		1		(3)		114		853
Postretirement medical services		44		2		(24)		52		202
Total	Ps.	724	Ps.	42	Ps.	(82)	Ps.	485	Ps.	2,812

(1)Amounts accumulated in other comprehensive income as of the end of the period.

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Accumulated Other Comprehensive Income
Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	1,661	Ps.	2,078	Ps.	2,099

Actuarial (gains) losses arising from exchange rates		(100)		(77)		11
Remeasurements during the year, net of tax		314		211		744
Actuarial (gains) and losses arising from changes in financial assumptions		223		(1,848)		(776)
Actuarial (gains) and losses arising from changes in demographic assumptions		(4)		(71)		—
Business Acquisitions		—		336		—
Return on plan assets		(92)		713		—
Changes in the effect of limiting a net defined benefit asset to the asset ceiling		(546)		319		—
Effect of settlement		(533)		—		—
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	923	Ps.	1,661	Ps.	2,078

Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment

	December 31, 2023		December 31, 2022		December 31, 2021
Pension and Retirement Plans:
Initial balance	Ps.	15,113	Ps.	8,015	Ps.	7,679
Current service cost		489		534		390
Past service cost		288		163		2,881
Interest expense		820		687		527
Gain on settlement		(243)		(280)		(2,884)
Remeasurements of the net defined benefit obligation		531		(2,073)		(42)
Foreign exchange (gain) or loss		(48)		(79)		28
Benefits paid		(1,504)		(1,146)		(564)
Business Acquisitions		—		9,189		—
Employees contributions		119		103		—
Plan amendments		(4)		—		—
Discontinued operations		(195)		—		—
Ending balance	Ps.	15,366	Ps.	15,113	Ps.	8,015
Seniority Premiums:
Initial balance	Ps.	2,068	Ps.	2,108	Ps.	1,763
Current service cost		345		328		290
Past service cost		21		7		836
Interest expense		191		160		124
Gain on settlement		(21)		(13)		(839)
Remeasurements of the net defined benefit obligation		66		(342)		112
Benefits paid		(254)		(180)		(178)
Discontinued operations		(235)		—		—
Ending balance	Ps.	2,181	Ps.	2,068	Ps.	2,108
Postretirement Medical Services:
Initial balance	Ps.	556	Ps.	647	Ps.	812
Current service cost		32		32		44
Past service cost		13		26		236
Interest expense		54		52		57
Gain on settlement		(14)		(29)		(271)
Remeasurements of the net defined benefit obligation		5		(136)		(191)
Benefits paid		(43)		(36)		(40)
Discontinued operations		(49)		—		—
Ending balance	Ps.	554	Ps.	556	Ps.	647

Summary of Changes in the Balance of Plan Assets

	December 31, 2023		December 31, 2022		December 31, 2021
Total Plan Assets:
Initial balance	Ps.	14,540	Ps.	3,170	Ps.	3,001
Actual return on trust assets		522		(695)		152
Foreign exchange loss		(150)		60		—
Life annuities		6		(3)		17
Business Acquisitions		—		12,417		—
Benefits paid		(731)		(533)		—
Plan amendments		(126)		(101)		—
Employees´contributions		102		103		—
Employer´s contributions		130		133		—
Administration cost		(14)		(11)		—
Ending balance	Ps.	14,279	Ps.	14,540	Ps.	3,170

Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability
The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projection of long-term Mexican government bonds – CETES:

ctualiz
+1%:	Consolidated Income Statement						OCI(1)
			(Gain) or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability
Pension and retirement plans	Ps.	644	Ps.	(199)	Ps.	250	Ps.	1,289
Seniority premiums		346		(17)		164		108
Postretirement medical services		37		(10)		37		(20)
Total	Ps.	1,027	Ps.	(226)	Ps.	451	Ps.	1,377

Expected salary increase
Pension and retirement plans	Ps.	834	Ps.	(227)	Ps.	413	Ps.	1,358
Seniority premiums		382		(20)		189		137
Total	Ps.	1,216	Ps.	(247)	Ps.	602	Ps.	1,495

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	52	Ps.	(14)	Ps.	52	Ps.	(39)

-1%:							OCI(1)
			(Gain) or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability
Pension and retirement plans	Ps.	830	Ps.	(232)	Ps.	468	Ps.	1,384
Seniority premiums		387		(19)		194		128
Postretirement medical services		52		(14)		52		(39)
Total	Ps.	1,269	Ps.	(265)	Ps.	714	Ps.	1,473

Expected salary increase
Pension and retirement plans	Ps.	711	Ps.	(199)	Ps.	313	Ps.	1,327
Seniority premiums		346		(17)		166		102
Total	Ps.	1,057	Ps.	(216)	Ps.	479	Ps.	1,429

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	36	Ps.	(9)	Ps.	37	Ps.	(20)

(1)Amounts accumulated in other comprehensive income as of the end of the period.

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements
For the years ended December 31, 2023, 2022 and 2021, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2023		2022		2021
Wages and salaries	Ps.	97,751	Ps.	83,433	Ps.	70,238
Social security costs		15,941		13,511		11,737
Employee profit sharing		2,419		2,598		2,035
Post-employment benefits		910		854		684
Share-based payments (Note 15)		943		866		854
	Ps.	117,964	Ps.	101,262	Ps.	85,548